Other Income, Net (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
OTHER INCOME, NET [Abstract]
Rental income		$ 9,723		$ 7,530		$ 10,025
Government grant		6,184		17,486		4,608
Investment income from short-term investments		6,027		4,709		13,430
Tax refund		1,574		2,486		4,952
Impairment loss on equity investments	$ (12,000)	0	[1]	(283)	[1]	(11,954)	[1]
Investment income/(loss) from long-term investments		(310)		1,707		(5,381)
Donations		(854)		0		(31)
Others		(200)		2,111		1,994
Total		$ 22,144		$ 35,746		$ 17,643

[1]	In the fourth quarter of 2022, the Sohu Group recognized an impairment loss of $12.0 million for an equity investment in a third-party online game developer.